Convertible Notes	6 Months Ended
Mar. 31, 2026
Convertible Notes [Abstract]
CONVERTIBLE NOTES

13. CONVERTIBLE NOTES

(1)	Convertible notes issued on September 18, 2024

On September 18, 2024, the Company entered into a securities purchase agreement (“SPA”) with certain institutional investors, pursuant to which, the Company issued to the investors (the “Holders”), (i) convertible promissory notes in the aggregate principal amount of US$10,830,000 (the “Par value”), bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issued with an aggregate original issue discount of US$800,000, and (ii) 9,300,000 Class A Ordinary Shares (“Pre-delivery Shares”) of the Company in aggregate at the purchase price equal to par value of US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Holders have the right at any time upon issuance until the Outstanding Balance (the principal amount plus accrued but unpaid interest of being repaid, collection and enforcements costs incurred by lender, transfer, stamp, issuance and similar taxes and fees related to conversions, and any other fees or charges incurred under this convertible note as of any date of determination) has been paid in full, at their election, to convert all or any portion of the Outstanding Balance into shares at the price of the lower of (i) $1.20, or (ii) 70% of the lowest closing price of the Company’s ordinary shares during the 60-trading day period immediately preceding the date on which a conversion notice is provided to the Company.

In addition, pursuant to the securities purchase agreement, the Company has the option to prepay the notes with payment of an amount equal to 120% of the Outstanding Balance. In the event that the Company receives a delisting notice from the Nasdaq Stock Market LLC, the Holders have rights to request redemption of the notes by the Company. In the event that the Company has redeemed an amount equal to half of original principal amount in cash, any subsequent redemption in cash is subject to a twenty-five percent (25%) premium. The securities purchase agreement and the notes contain certain other representations and warranties, covenants and events of default customary for similar transactions.

On October 16, 2024 (the “Closing Date”), the Company completed its issuance and sale of the note and issuance of Class A Ordinary Shares pursuant to the securities purchase agreement. The gross proceeds from the sale of the notes were $10,000,000, prior to deducting transaction fees and estimated expenses. The Company intended to use the proceeds for working capital and general corporate purposes.

On December 18, 2024, the Company and the Holders entered into an amendment to SPA, pursuant to which, (i) the parties mutually agreed to add a conversion floor price of $0.24 per share to the convertible promissory notes, and (ii) the parties mutually agreed to add the maximum number of the conversion shares that each Note Investor may receive and the Company shall issue under the securities purchase agreement and applicable the convertible notes.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

As Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding. The Pre-delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares, except that the Company received a one-time nominal fee of US$2,325 upon the issuance of the Pre-delivery Shares and will pay the same amount to the investors upon the return of Pre-delivery Shares, respectively. The Pre-delivery Shares were issued on October 16, 2025. The Company accounted for the share lending arrangement as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

The principal of the convertible notes, together with accrued interest, totaling $10,881,492 was fully converted into equity shares on July 1, 2025. The conversion price was $2.4 per share, representing a total of 4,512,500 converted shares, of which 930,000 shares were issued as consideration at the time of the convertible notes’ issuance.

(2)	Convertible notes issued on July 17, 2025

On July 17, 2025, the Company entered into a securities purchase agreement with an investor pursuant to which the Company may issue up to $30.0 million aggregate principal amount of senior unsecured convertible notes convertible into Class A ordinary shares of the Company. At the initial closing on July 17, 2025, the Company issued a senior unsecured convertible note with a principal amount of $3.5 million (the “Initial Note”). The Initial Note was issued at an original issue discount of 10%, bears interest at a rate of 10% per annum, and matures on July 17, 2027. The Notes are convertible at the option of the holder for a number of the Company’s Class A ordinary shares equal to 110% of the sum of (a) the portion of the outstanding principal and (b) accrued and unpaid interest. The conversion price (“Conversion Price”) is initially set at the closing price of the Company’s Class A ordinary shares on the trading day immediately prior to the closing date. The Conversion Price is subject to periodic downward adjustments every three months if the then-current Conversion Price exceeds an alternate conversion price (“Alternate Conversion Price). The Alternate Conversion Price is defined as the lowest of (i) the then-effective Conversion Price, (ii) 90% of the lowest 10-day volume weighted average price (“VWAP”) during the ten consecutive trading days prior to conversion, and (iii) a floor price (“Floor Price”). The Floor Price was initially set at $0.494 and is also subject to downward adjustment every six months to an amount equal to 20% of the lower of the then-current closing price or the five-day average closing price prior to the adjustment date.

On October 6, 2025, the Company and the investor entered into amendments to the Initial Note and the related registration rights agreement (the “Amendments”). The Amendments removed provisions that permitted adjustment of the Floor Price and revised the definition of the Alternate Conversion Price to the lower of (i) the Conversion Price then in effect and (ii) the greater of the Floor Price and 90% of the lowest daily VWAP of the Company’s Class A ordinary shares during the ten trading days immediately preceding the applicable conversion notice.

The Company evaluated the embedded features of the Initial Note in accordance with ASC 815, Derivatives and Hedging. The Company has not elected the fair value option to account for the Initial Note. The Company concluded that the conversion option embedded in the Initial Note should be bifurcated and accounted for separately as a derivative liability on the basis that: (i) the economic characteristics and risks of the conversion option are not clearly and closely related to the debt host; (ii) the conversion option itself as a separate instrument meets the definition of a derivative instrument under ASC 815-10-15-83; and (iii) the conversion option does not qualify for the scope exception for contracts indexed to the Company’s own shares and classified in shareholders’ equity. Certain holder-controlled redemption features were also not considered clearly and closely related to the debt host instrument under ASC 815-15-25-42 as the settlement is based on changes in factors other than interest rates nor credit risk. Therefore, those redemption features are required to be bifurcated and accounted for separately.

Upon issuance, the Company recognized the fair value of the embedded derivative features as derivative liabilities, with a corresponding debt discount recorded as a reduction to the carrying amount of the host debt. The host debt is subsequently accounted for at amortized cost using the effective interest method, and the debt discount is amortized to interest expense over the term of the Initial Note. The derivative liabilities are remeasured at fair value at each reporting date, with changes in fair value recognized in the consolidated statements of operations.

The amortized cost of the convertible notes as of March 31, 2026 consisted of the following:

As of March 31,
2026
Convertible notes- Issued in July, 2025	$3,500,000
Less debt issuance cost	(356,000)
Less debt discount	(350,000)
Fair value of Conversion Option as of July 17, 2025	(871,029)
Convertible Notes	1,922,971
Add amortization of issuance cost	377,726
Less convertible notes conversions	(466,245)
Total Convertible Notes	1,834,452
Interest payable of convertible notes	226,398
Total convertible notes and interest payable of convertible notes	$2,060,850

Based on the calculation model, the internal rate of return of the convertible notes is 65.77%.

Fair value measurement on Derivative Liability – Embedded Conversion Option.

The Company identifies derivative instruments arising from the embedded conversion option of debt. The fair value of the derivative liability is considered a level 3 valuation and is determined using the binominal valuation model. As of March 31, 2026, the fair value of the derivative liability was $285,128. The change for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Amount
Fair value as of July 17, 2025	$871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$887,231
Change in Fair Value	(501,544)
Less convertible notes conversions	(100,559)
Fair value as of March 31, 2026	$285,128